1933 Act/Rule 497(j)


                                               December 21, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix-Zweig Trust
         Registration No. 2-93538

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 15, 2000.


                                               Very truly yours,


                                               /s/ Pamela Sinofsky
                                               Pamela Sinofsky
                                               Phoenix Investment Partners, Ltd.